INTANGIBLE ASSETS, NET (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Oct. 19, 2021 USD ($)	Sep. 08, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Less: Accumulated impairment	$ 0			$ (835,344)	$ 0
Intangible assets, Net	8,197,290			383,289	1,208,340
Bitcion
Finite-Lived Intangible Assets, Gross	$ 5,189,195			0	0
Number of cryptocurrencies held	106.9936
Value of cryptocurrencies held	$ 5,051,163
Market value of cryptocurrencies	3,143,431		$ 5,000,000
USD Coin
Finite-Lived Intangible Assets, Gross	$ 3,002,231			0	0
Number of cryptocurrencies held	3,005,537.5
Value of cryptocurrencies held	$ 3,005,417
Market value of cryptocurrencies	3,008,242	$ 5,000,000
Others
Finite-Lived Intangible Assets, Gross	5,864			1,218,633	1,208,340
Cryptocurrencies
Finite-Lived Intangible Assets, Gross	8,197,290			$ 1,218,633	$ 1,208,340
Market value of cryptocurrencies	$ 2,174,463